Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		$ 142	$ (91)	$ 16
Realized - impairments		(10)	(14)	(29)
Realized gains (losses) on securities		132	(105)	(13)
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		112	(72)	10
Realized - impairments		(8)	(11)	(19)
Realized gains (losses) on securities		104	(83)	(9)
Change in Unrealized		641	(438)	297
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		142	(91)	16
Realized - impairments		(10)	(14)	(29)
Realized gains (losses) on securities		132	(105)	(13)
Change in Unrealized		812	(555)	302
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		19	5	15
Realized - impairments		(21)	(21)	(14)
Realized gains (losses) on securities		(2)	(16)	1
Change in Unrealized		1,647	(1,057)	455
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		122	(107)	12
Realized - impairments		0	0	(27)
Realized gains (losses) on securities		122	(107)	(15)
Change in Unrealized		0	0	66
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		2	0	(8)
Realized - impairments		0	0	(2)
Realized gains (losses) on securities		2	0	(10)
Change in Unrealized		0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	[1]	(1)	11	(3)
Realized - impairments	[1]	11	7	14
Realized gains (losses) on securities	[1]	10	18	11
Change in Unrealized	[1]	(835)	502	(219)
Effects of tax cuts and jobs act Of 2017
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments				0
Realized - impairments				0
Realized gains (losses) on securities				0
Change in Unrealized				101
Other tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments				(6)
Realized - impairments				10
Realized gains (losses) on securities				4
Change in Unrealized				(106)
Total tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments		(30)	19	(6)
Realized - impairments		2	3	10
Realized gains (losses) on securities		(28)	22	4
Change in Unrealized		$ (171)	$ 117	$ (5)

[1]	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.